Annual Total Returns - Macquarie Ultrashort Fund - Institutional Class		12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Bar Chart	Calendar year-by-year total return
Bar Chart
Year	2017	2018	2019	2020	2021	2022	2023	2024
Year Total Return	1.35%	1.35%	3.65%	0.88%	-0.01%	0.66%	5.26%	5.32%

Year Total Return		5.32%	5.26%	0.66%	(0.01%)	0.88%	3.65%	1.35%	1.35%
Bar Chart Closing

As of June 30, 2025, the Fund’s Institutional Class shares had a calendar year-to-date return of 2.18%. During the periods illustrated in this bar chart, Institutional Class’s highest quarterly return was 2.85% for the quarter ended June 30, 2020, and its lowest quarterly return was -2.53% for the quarter ended March 31, 2020.

Bar Chart, Year to Date Return, Date	Jun. 30, 2025
Bar Chart, Year to Date Return	2.18%
Highest Quarterly Return, Label	highest quarterly return
Highest Quarterly Return	2.85%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label	lowest quarterly return
Lowest Quarterly Return	(2.53%)
Lowest Quarterly Return, Date	Mar. 31, 2020